                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                                                  April 30, 2001

                                   FORM N-1A

              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940


                                Amendment No. 4
                                ---------------

                          Mutual Selection Fund, Inc.

                               2610 Park Avenue
                                  PO Box 209
                              Muscatine IA 52761

                                 563-264-8000

                       Agent for Service: Robert H. Solt

                               File No. 811-2300

Mutual Selection Fund, Inc.     Form N-1A, Amendment No. 4        April 30, 2001

                 PART A: INFORMATION REQUIRED IN A PROSPECTUS

Item 1. Not applicable, per General Instruction B(2). The registration of Mutual Selection Fund, Inc. (the "Fund") is only under the Investment Company Act of 1940. The Fund has not made and is not making a public offering of its shares.

The Fund's shareholders and Board of Directors have approved a reorganization of the Fund into a series of Pearl Mutual Funds, to be effective as of the effective date of Pearl Mutual Funds' registration statement. Pearl Mutual Fund's registration statement on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940 (File Nos. 333-53390 and 811-10261) was filed on January 8, 2001 and is not yet effective. When the registration statement and reorganization become effective, the Fund will become Pearl Total Return Fund, a series of Pearl Mutual Funds, a Massachusetts business trust, and each shareholder's shares in the Fund will be replaced by an equal number of shares in Pearl Total Return Fund.

Item 2.  Not applicable, per General Instruction B(2).

Item 3.  Not applicable, per General Instruction B(2).

Item 4.  Investment Objectives, Principal Investment Strategies, and Related
         Risks.

     a. The Fund's investment objective is long-term growth of capital. This is a fundamental policy and can be changed only with shareholder approval.

     b.  Implementation of investment objective:

         1.    Principal investment strategies:

               A. The Fund is a fund of funds that seeks to achieve its Investment Objective by investing in shares of other investment companies ("portfolio funds") registered under the 1940 Act, including mutual funds (open-end funds) and closed-end funds. The Fund's investments are limited to (1) shares of mutual funds that the Fund can buy no-load (i.e., with no applicable sales charge or redemption fee); (2) shares of low-load mutual funds that the Fund can buy with a sales charge or redemption fee that together do not exceed 3% of the purchase price; (3) closed-end fund shares that the Fund can buy with a sales commission or sales load that does not exceed 2% of the purchase price; and (4) cash and cash equivalents.

               B. The Fund is also authorized to invest in U.S. government securities as defined in the 1940 Act and short-term, interest-bearing securities. The Fund has not yet made any such investment and has no present intention to do so. The Fund intends to operate entirely as a fund of funds (except for modest amounts of cash and cash equivalents) unless the Fund's investment adviser ("Management") decides it is clearly in the Fund's interest to invest in U.S. government securities or short-term, interest-bearing securities.

Mutual Selection Fund, Inc.     Form N-1A, Amendment No. 4        April 30, 2001

               C. The Fund seeks long-term growth of capital by being primarily invested (80% or more of its net assets) in equity portfolio funds, except when in Management's judgment a lower percentage is justified by high risks affecting stock markets.

The Fund also seeks to outperform the average U.S. equity mutual fund on a long-term risk-adjusted total return basis.

The Fund measures its performance primarily by comparing its long-term risk-adjusted total return with the long-term risk-adjusted total return of the All Equity Funds Average (Lipper) and the All Long-Term Taxable Funds Average (Lipper). The Fund also compares its long-term risk-adjusted total return with the long-term risk-adjusted total return of the MSCI World Index, Value Line (Geometric) Index, and Wilshire 5000 Index.

Risk-adjusted total return is a measurement of the total return of a fund or average in comparison with the volatility risk (standard deviation) it incurred during the same time period. The Fund uses the Sharpe ratio, a conventional statistical measure of risk-adjusted total return. The Sharpe ratio is a ratio of reward (total return in excess of the 90-day Treasury bill return) to the volatility risk (standard deviation) of the fund or average. The higher the Sharpe ratio, the better the risk-adjusted total return. Standard deviation is a conventional statistical measure of the volatility (variability), and therefore the risk, of a fund or average. The higher the standard deviation, the greater the volatility risk.

Because the Fund seeks to limit risks and preserve capital, it often takes a partial defensive position (often up to 20% of net assets). The Fund may take a larger defensive position (up to 100% of net assets) when Management believes there are high risks affecting stock markets. When the Fund takes a defensive position, it might not be able to meet its investment objective.

               D. The Fund does not engage in active and frequent trading of portfolio securities. The Fund makes investments in portfolio funds with an awareness of the benefits of holding them for the required period to qualify for long-term capital gains tax treatment. However, any investment may be disposed of regardless of the length of time held, when advisable in Management's judgment.

          2. Within the requirements of the Fund's investment strategy, Management determines and changes the Fund's asset allocation among the various types of authorized investments and Management selects the portfolio funds. In making these decisions, Management considers many factors, including but not limited to these:

In selecting categories of portfolio funds, Management considers many factors, such as (1) perceived opportunities and risks in the U.S. and world stock markets; (2) monetary, investor sentiment, momentum, fundamental, business cycle, and market cycle conditions; and (3) recent

Mutual Selection Fund, Inc.     Form N-1A, Amendment No. 4        April 30, 2001

performance and momentum of various categories of funds, such as U.S. and foreign; large-capitalization, mid-cap, and small-cap; and value, growth, and blend investment styles.

In selecting specific portfolio funds, Management considers the factors summarized in the preceding subparagraph and many additional factors, such as
(1) each portfolio fund's management experience and continuity; (2) performance history, momentum, volatility, and comparative return and risk data; (3) asset size; (4) expense ratio; (5) investment style (such as value, growth, or blend);
(6) market capitalization and diversification of portfolio; and (7) whether the Fund can invest in the portfolio fund on a no-load or low-load basis.

The weight given to each factor may vary greatly from time to time, depending upon Management's analysis and judgment. Under normal market conditions, the Fund holds equity portfolio funds with value, growth, or blend investment styles; the allocation may vary greatly, depending on Management's analysis and judgment.

The Fund has a strong preference for no-load mutual fund shares. This preference is not absolute. The Fund may at times hold low-load mutual funds in accordance with par. 1A above. However, the Fund expects that substantially all of its investments in mutual funds will be on a no-load basis.

          3. The principal risk of investing in the Fund is the risk of a major decline in the stock market (U.S. or international or both). Stock markets are vulnerable to sudden, and sometimes large, declines for many reasons, such as monetary conditions, excessive investor optimism, speculation, overvaluation, economic conditions, and unexpected shocks. Another risk is that the Fund's selection of mutual funds for investment will fail to achieve the Fund's investment goal -- for example, too-conservative selection during a stock market rise or too-aggressive selection during a stock market decline. While the Fund attempts to do very little market timing, an incorrect decision to take or not take a defensive position is another risk for investors in the Fund. Management's right to sell any investment when advisable in management's judgment may result in higher taxes on shareholders.

Item 5.  Not applicable, per General Instruction B(2).

Item 6.  Management, Organization, and Capital Structure.

     a.  Management.

         1.  Investment Adviser: The Fund's only investment adviser is:
                      Pearl Management Company (PMC)
                      2610 Park Avenue
                      PO Box 209
                      Muscatine IA 52761

Mutual Selection Fund, Inc.     Form N-1A, Amendment No. 4        April 30, 2001

PMC's name was previously Mutual Selection Management Company. PMC has been a registered investment adviser under the Investment Advisers Act of 1940 since 1972. The Fund is its only client that pays for services.

Under the Investment Advisory Agreement, PMC provides to the Fund all investment supervisory services which the Fund reasonably requires, including, without limitation, investment advisory, statistical, and research services; investment recommendations; and a complete program for management of the Fund's assets.

The aggregate fee paid to the Adviser for the year 2000 was 0.77% of average net assets. There is no performance-based fee.

         2. Portfolio Manager. These four Officers of the Fund and of the Adviser share day-to-day responsibility for management of the Fund's portfolio.

Unless otherwise stated, each item of business experience listed below has continued throughout at least the past five years.

          David M. Stanley. Chairman, President, and Director of the Fund. Chairman, President, and Director of the Adviser. Chairman and Director of Midwest Management Corporation, a private investment company.

          Kevin J. Burns. Officer of the Fund and of the Adviser. Research Director since 1-96; Vice-President since 1-98; Vice-President of Investment Management since 2-01.

          Janet R. Van Alsburg. Employee of the Adviser. Vice-President of the Fund and of the Adviser since 1-98; Executive Vice President since 2-01.

          Robert H. Solt. Employee and Officer of Iowans for Tax Relief and Tax Education Foundation, nonprofit organizations, until 2-01. Employee of the Adviser since 2-01. Vice-President of the Fund and of the Adviser since 2-01.

          3.   Material pending legal proceedings:  none.

          4. Capital stock: There is no unique or unusual restriction on the right freely to retain or dispose of the Fund's shares or potential liability associated with holding the Fund's shares (not including investment risks) that may expose investors to significant risks. The Fund has no material obligations.

Item 7.  Shareholder Information.

     a.  Pricing of Fund Shares.

Mutual Selection Fund, Inc.     Form N-1A, Amendment No. 4        April 30, 2001

          1. The price of the Fund's shares is based on the Fund's net asset value. It is determined by using the market price (net asset value) of the mutual funds in the Fund's portfolio.

          2. Calculations of net asset value are made as of the close of any business day during which a purchase or redemption order is effective, and also at least one day in each week (Thursday, if Thursday is a business day) even if no purchase or redemption order is effective on that day. This calculation is made as of the closing time of the New York Stock Exchange. In addition, a net asset value calculation is made as of the last day of each month. The price at which a purchase or redemption is effected is based on the next calculation of net asset value after the order is placed. See Item 7(c) regarding 1% redemption fee in some instances.

          3. Shares will not be priced on days on which the New York Stock Exchange is closed for trading.

     b. Purchase of Fund Shares. The Fund's shares are not registered under the Securities Act of 1933. The Fund has not made and is not making a public offering of its shares. Purchases are infrequent. The normal purchase procedure is delivery of a written purchase order and a check for the full purchase price to the Fund at its office. The minimum amount for an initial purchase (new account) is $1,000. There is no minimum amount for subsequent investments.

     c. Redemption of Fund Shares. The procedure to redeem shares is delivery of a written redemption (normally, a signature guaranty is required) to the Fund at its office.

          1. There is no restriction on redemptions.

          2. The Fund will charge a 1% redemption fee upon redemption of shares within six months after their acquisition. No redemption fee is charged on shares acquired by reinvestment of the Fund's dividends or distributions. The redemption fee will be deducted from the redemption proceeds.

          3. The Fund has not reserved the right to redeem in kind.

          4. The Fund has not adopted any procedure for redemption of the Fund's shares or sale of the Fund's shares to the Fund through a broker-dealer.

          5. The Fund has no right to redeem shares automatically without action by the shareholder.

          6. The Fund has the right to delay honoring a request for redemption until clearance of the check for the original investment.

          7. The Fund has no restriction on, and imposes no costs associated with, transferring shares held in street name accounts.

Mutual Selection Fund, Inc.     Form N-1A, Amendment No. 4        April 30, 2001

     d. Dividends and Distributions. The Fund pays an annual cash dividend equal to the entire amount of net investment income (if any), including net short-term realized capital gains, for the year. The Fund pays an annual cash distribution equal to the entire amount of net realized long-term capital gains (if any) for the year. The dividend and distribution are declared by the Board of Directors and are paid to shareholders of record as of the close of December
31. The payable date is usually in late January of the following year. However, to date, all shareholders have reinvested their dividends and distributions to purchase additional shares of the Fund.

Shareholders have the right to receive dividends and distributions in cash or to reinvest them to purchase shares of the Fund at the closing net asset value (ex-dividend and ex-distribution) on the record date. Dividends and distributions are reinvested unless the shareholder has given the Fund written notice of election to receive dividends or distributions (or both) in cash.

     e.   Tax Consequences.

          1.  Tax consequences to shareholders:

              i. The Fund intends to make distributions (including dividends) that may be taxed as ordinary income and capital gains (which may be taxable at different rates depending on the length of time the Fund holds its assets). The Fund believes that as a result of its investment objective and strategies, its distributions of capital gains are likely to be larger than its distributions of ordinary income in most years, but this will vary from year to year.

              ii. The Fund's distributions, whether received in cash or reinvested in additional shares of the Fund, may be subject to federal income tax.

              iii.   Not applicable.

          2.  Not applicable.

          3. The Fund expects to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code.

     f.   Not applicable.

Item 8.   Distribution Arrangements.

     a. Sales Loads. There is no sales load of any kind for purchases of the Fund's shares. Regarding the Fund's 1% six-month redemption fee, see Item 7(c)(2).

     b. The Fund has not adopted a plan under rule 12b-1. No Rule 12b-1 fee is payable.

     c.   Not applicable.

Mutual Selection Fund, Inc.     Form N-1A, Amendment No. 4        April 30, 2001

Item 9.   Not applicable, per General Instruction B(2).

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                                                  April 30, 2001

                                    FORM N-1A

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY

                                   ACT OF 1940

                                 Amendment No. 4
                                 ---------------

                        PART B: INFORMATION REQUIRED IN A
                       STATEMENT OF ADDITIONAL INFORMATION

Item 10.  Cover Page.

                           Mutual Selection Fund, Inc.

                                2610 Park Avenue
                                   PO Box 209
                               Muscatine IA 52761

                                  563-264-8000

                                File No. 811-2300

The Statement of Additional Information (SAI) is not a prospectus.

The Fund has no prospectus. The Fund's shares are not registered under the Securities Act of 1933. The Fund has not made and is not making a public offering of its shares. See information at beginning of Part A.

The Fund's annual report to shareholders, dated February 28, 2001, for the period ended December 31, 2000, is incorporated by reference into this Statement of Additional Information and is available without charge upon request at 800-334-8920.

The date of this SAI as amended is April 30, 2001.

Table of Contents.  Not applicable.

Mutual Selection Fund, Inc.     Form N-1A, Amendment No. 4        April 30, 2001

Item 11.  Fund History.

     a. The Fund is a business corporation incorporated on July 1, 1972 under the Iowa Business Corporation Act.

     b.   Not applicable.

Item 12.  Description of the Fund and Its Investments and Risks.

     a. Classification. The Fund is an open-end, diversified, management investment company.

     b.   The Fund's investment strategies are stated in Item 4.

     c.   Fund Policies.

          1.   Description of the Fund's policies:

               i. The Fund does not issue senior securities other than notes for money borrowed as provided in the next paragraph. See Statement of Fundamental Policies below, par. 11.

               ii. The Fund does not borrow money for investment purposes (leverage). The Fund will from time to time borrow money for temporary purposes in an amount not exceeding 5% of the value of the Fund's total assets at the time when the loan is made, in compliance with Section 18(g) of the Act. In addition, the Fund will from time to time borrow money temporarily from banks for the sole purpose of enabling the Fund to pay in cash all proper requests for redemption of its shares; and such borrowing may be in amounts up to one-third of the value of its assets (including the amount borrowed), in compliance with the 300% asset coverage requirement of Section 18(f) of the Act. See Statement of Fundamental Policies below, par. 10.

               iii. The Fund does not underwrite securities of other issuers. See Statement of Fundamental Policies below, par. 13.

               iv. The Fund does not concentrate investments in a particular industry or group of industries. See Statement of Fundamental Policies below, par. 4 and 5.

               v. The Fund does not purchase or sell real estate or commodities. See Statement of Fundamental Policies below, par. 14 and 15.

               vi. The Fund does not make loans. See Statement of Fundamental Policies below, par. 16.

               vii. The Fund's entire Statement of Fundamental Policies is deemed fundamental and cannot be changed without shareholder approval. This Statement is:

Mutual Selection Fund, Inc.   Form N-1A, Amendment No. 4      April 30, 2001

                      STATEMENT OF FUNDAMENTAL POLICIES
                      As amended through March 17, 1995:

These fundamental policies can be changed only by the vote of the holders of a majority of the Fund's outstanding voting securities.

               1. The Fund's investment objective is long-term growth of capital.

               2. The Fund invests only in shares of mutual funds (management investment companies, including open-end companies and closed-end companies) registered under the Investment Company Act of 1940 (the "Act"); government securities as defined in the Act; interest-bearing accounts, certificates, and similar instruments of banks and financial institutions; and cash and cash items.

               3. The Fund's investments in mutual funds are limited to (a) no-load open-end mutual funds; (b) low-load open-end mutual funds, meaning that the Fund pays a sales load which, together with any applicable permanent redemption fee in effect at the time of purchase, does not exceed 3% of the purchase price; and (c) closed-end mutual funds purchased by the Fund with a total commission or sales load that does not exceed 2% of the purchase price.

               4. No more than 25% of the Fund's total assets are invested in any one mutual fund. This means that immediately after each investment in a mutual fund, the total cost of the Fund's investments in that mutual fund must not exceed 25% of the value of the Fund's total assets (as last determined before the investment or as first determined after the investment, whichever amount is higher). However, the Fund may invest up to 100% of its total assets in one or more money market mutual funds. For the purposes of this paragraph and paragraph 5, the Fund may reinvest any or all dividends and distributions from a mutual fund in shares of that mutual fund without regard to the limitations in paragraphs 4 and 5, but the reinvested amount is added to the "total cost" referred to in paragraphs 4 and 5.

               5. No more than 25% of the Fund's total assets are invested in growth funds which have a policy of concentrating their investments in the same industry. This means that immediately after each investment in such a growth fund, the total cost of the Fund's investments in all growth funds having a policy of concentrating their investments in that industry must not exceed 25% of the value of the Fund's total assets (as last determined before the investment or as first determined after the investment, whichever amount is higher). "Growth fund" means any mutual fund whose primary investment objective is growth or capital appreciation, but does not include any fund which the Fund selects primarily for defensive purposes. For the purposes of this paragraph, mutual funds which have a policy of concentrating their investments in the gold or precious metals industry are growth funds and are not selected primarily for defensive purposes. The Fund may invest up to 100% of its total assets in government securities as defined in the Act; or interest-bearing accounts, certificates, or similar instruments of one or more banks

Mutual Selection Fund, Inc.   Form N-1A, Amendment No. 4      April 30, 2001

or financial institutions; or one or more mutual funds which the Fund selects primarily for defensive purposes (including, without limitation, bond funds, income funds, and money market funds). However, the Fund's investment in any one mutual fund (except money market funds) is limited as stated in paragraph 4.

               6. The Fund and its affiliated persons do not acquire more than 3% of the total outstanding stock of any mutual fund. In compliance with Section 12(d)(1)(F) of the Act, this means that immediately after any purchase or acquisition by the Fund of securities of another mutual fund, not more than 3% of the total outstanding stock of that mutual fund will be owned by the Fund and all its affiliated persons.

               7. The Fund does not invest in any mutual fund for the purpose of exercising control or management.

               8. The Fund's investments in mutual funds are limited to mutual funds which have either (a) a record of at least three years' continuous operation (including that of predecessors) or (b) an investment adviser or manager with at least three years' continuous experience (including that of predecessors and affiliates) in advising or managing one or more mutual funds.

               9. The Fund does not knowingly purchase or retain securities of any mutual fund if any affiliated person of the Fund or of its investment adviser or underwriter is an affiliated person of the other fund or of the other fund's investment adviser or underwriter. If the affiliated person does not terminate the affiliation within 30 days after notice from the Fund, his affiliation with the Fund or with its investment adviser or underwriter will be terminated.

               10. The Fund does not borrow money for investment purposes (leverage). The Fund will from time to time borrow money for temporary purposes in an amount not exceeding 5% of the value of the Fund's total assets at the time when the loan is made, in compliance with Section 18(g) of the Act. In addition, the Fund will from time to time borrow money temporarily from banks for the sole purpose of enabling the Fund to pay in cash all proper requests for redemption of its shares; and such borrowing may be in amounts up to one-third of the value of its assets (including the amount borrowed), in compliance with the 300% asset coverage requirement of Section 18(f) of the Act. Up to 100% of the value of the Fund's assets will be used as security for such borrowings.

               11. The Fund does not issue senior securities other than notes for money borrowed as provided in paragraph 10.

               12. The Fund does not make short sales, does not make purchases on margin, and does not purchase or write put or call options.

Mutual Selection Fund, Inc.   Form N-1A, Amendment No. 4      April 30, 2001

               13. The Fund does not underwrite securities of other issuers. The Fund does not purchase restricted securities (securities that must be registered under the Securities Act of 1933 before they may be offered or sold to the public).

               14. The Fund does not purchase or sell real estate, real estate mortgage loans, or shares of real estate investment trusts.

               15. The Fund does not purchase or sell commodities or commodity contracts, including futures contracts.

               16.  The Fund does not make loans.

               17. The Fund is a no-load mutual fund which offers its shares only at net asset value with no sales charge or load.

               18. No redemption fee is charged upon any redemption of the Fund's shares, except that a 1% redemption fee may be charged upon redemption of shares within six months after their acquisition. No redemption fee is charged on shares acquired by reinvestment of the Fund's dividends or distributions to its shareholders.

       2. Shareholder approval is necessary to change any or all of the policies specified in Item 12(c)(1) above. This requires the affirmative vote of the holders of the lesser of (i) 67 percent of the shares represented at the meeting and entitled to vote, if the holders of more than 50 percent of the total outstanding shares entitled to vote are represented in person or by proxy, or (ii) a majority of the total outstanding shares entitled to vote.

   d. Temporary Defensive Position. While assuming a temporary defensive position described in response to Item 4(b), the Fund may invest in any or all of these "defensive investments": mutual funds which the Fund selects primarily for defensive purposes (such as money market, bond, and income funds) and any other defensive investments permitted by the Fund's Fundamental Policies (such as government securities; certain interest-bearing accounts, certificates, and instruments; and cash and cash items). See Item 12(b).

   e. Portfolio Turnover. The Fund's portfolio turnover was 78% in 2000 and 85% in 1999.

Item 13.  Management of the Fund.

   a. Board of Directors. The Board of Directors manages the business and affairs of the Fund by making policy decisions to be carried out by the Officers.

Mutual Selection Fund, Inc.   Form N-1A, Amendment No. 4      April 30, 2001

   b.  Directors and Officers of the Fund (the Fund has no advisory board):

            (1)                                     (2)                                    (3)

Name, Address, Age                       Positions Held with Fund               Principal Occupations During Past 5 Years
John W. Axel, 59                         Director                               Owner & CEO, Iowa Companies Inc.
2007 Circle Drive                        Audit Committee                        (holding company).  President,
Muscatine IA 52761                                                              Environmental Service Inc. (waste
                                                                                hauling).

Jeffrey R. Boeyink, 38                   Director                               Executive Vice President of Iowans
303 Woodcreek Lane                                                              for Tax Relief, Tax Education
Muscatine IA 52761                                                              Foundation, and Tax Education Support
                                                                                Organization (non-profit public interest
                                                                                organizations).

Kevin J. Burns, 32                       Vice-President of Investment           Officer of the Fund and of PMC.
806 Wier St.                             Management, CIO
Muscatine IA 52761

Douglas B. Coder, 65                     Director                               Owner, Coder Co. (business
8711 E. Pinnacle Peak Rd.                Audit Committee                        brokerage).  Owner, DBC Realty
Scottsdale AZ 85255                                                             (investments).  Chairman, Catalyst
                                                                                International (software).

Dr. David N. DeJong, 37                  Director                               Associate Professor of Economics,
4144 Saline St.                          Audit Committee                        University of Pittsburgh.
Pittsburgh PA 15217

David L. Evans, 59                       Director                               Business consultant, Evanwood Corp.
32500 El Diente Court                    Chairman, Audit Committee              (consulting).  CFO Netbeam Inc.
Evergreen CO 80439                                                              (Internet access), 10-99 to 11-00.
                                                                                CFO Rocky Mountain Internet (Internet
                                                                                services), 6-97 to 8-98.

Mutual Selection Fund, Inc.   Form N-1A, Amendment No. 4      April 30, 2001

             (1)                                     (2)                                    (3)

Name, Address, Age                       Positions Held with Fund               Principal Occupations During Past 5 Years
Robert H. Solt, 33                       Vice President                         Officer of the Fund and of PMC since
1220 Northwood Lane                                                             2-01.  Officer of Iowans for Tax
Muscatine IA  52761                                                             Relief, Tax Education Foundation,
                                                                                and Tax Education Support
                                                                                Organization (nonprofit public
                                                                                interest organizations), until 2-01

* David M. Stanley, 72                   Chairman, President, CEO               Officer of the Fund and PMC
115 Sunset Drive
Muscatine IA  52761

Janet R. Van Alsburg, 55                 Exec. Vice-Pres, COO, CFO,             Officer of the Fund and PMC
2287 N. Hilltop Drive                    Secretary, Treasurer
Muscatine IA  52761

Robert W. Toborg, 83                     Director                               Retired.  Director, Central State
815 Sunrise Circle                       Audit Committee                        Bank, until 1999.
Muscatine IA  52761

Note: There is no family relationship among the persons listed.

* = Director who is an interested person.

   c. Positions held with affiliated persons of the Fund by each individual listed in column (1) of the table in Item 13(b):

Relationships with PMC, the Adviser, are stated in Item 15.

Jeffrey R. Boeyink is Executive Vice-President of Tax Education Support Organization; Vice-President, Assistant Secretary, Assistant Treasurer, and Director (without compensation) of New Hope Foundation; and Vice-President and Director (without compensation) of Public Interest Institute.

Robert H. Solt is a Director (without compensation) of Tax Education Support Organization and a Director (without compensation) of New Hope Foundation.

Mutual Selection Fund, Inc.   Form N-1A, Amendment No. 4      April 30, 2001

David M. Stanley is Chairman and Director (without compensation) of Tax Education Support Organization and Public Interest Institute. He is President, Treasurer, and Director (without compensation) of New Hope Foundation.

Janet R. Van Alsburg is Assistant Secretary and Assistant Treasurer (without compensation) of Tax Education Support Organization; Assistant Treasurer (without compensation) of New Hope Foundation; and Treasurer and Assistant Secretary (without compensation) of Public Interest Institute.

   d.  Compensation.

       1. No person received aggregate compensation from the Fund for the most recently completed fiscal year exceeding $60,000. The Fund has no advisory board. Six of the Fund's seven Directors received total compensation from the Fund for the most recently completed fiscal year as stated below. This compensation consisted entirely of Directors' fees. There was no deferred compensation. None of these Directors received or accrued any pension or retirement benefits as part of Fund expenses, or is entitled to any estimated annual benefits upon retirement. Therefore, columns (3) and (4) of the Compensation Table are not applicable.

          (1)                            (2)                       (5)
Name of Person, Position       Aggregate Compensation    Total Compensation from
                                     from Fund            Fund and Fund Complex
                                                             Paid to Directors

John W. Axel, Director                 $ 4,500                     $ 4,500

Jeffrey R. Boeyink, Director             4,500                       4,500

Douglas B. Coder, Director               4,500                       4,500

Dr. David N. DeJong, Director            4,500                       4,500

David L. Evans, Director                 5,900                       5,900

Robert W. Toborg, Director               4,500                       4,500

TOTALS                                 $28,400                     $28,400

       2.  Not applicable. There is no such plan or arrangement.

   e.  Not applicable.  There is no such arrangement.

Mutual Selection Fund, Inc.        Form N-1A, Amendment No.4      April 30, 2001

Item 14.  Control Persons and Principal Holders of Securities.

   a.  Control persons

Tax Education Support Organization, an Iowa nonprofit corporation and public interest organization, PO Box 209, Muscatine, IA 52761, owns 49% of the Fund's outstanding shares.

New Hope Foundation, an Iowa nonprofit corporation and private foundation, PO Box 209, Muscatine, IA 52761, owns 28% of the Fund's outstanding shares.

Both organizations are within the definition of "control persons". However, both organizations disclaim control of the Fund.

By combining their votes, these two organizations could change the fundamental policies and management of the Fund. However, both organizations state that they have no intent to do so.

   b. Principal Holders. This is a list of each person who owns of record or is known by the Fund to own beneficially 5% or more of the Fund's outstanding equity securities (the Fund has only one class of equity securities). All ownership is of record.

       Tax Education Support Organization; see 14a above; 49%.

       New Hope Foundation; see 14a above; 28%.

       Public Interest Institute, an Iowa nonprofit corporation and research and educational institute, c/o Iowa Wesleyan College, Mt. Pleasant IA 52641; 8%.

   c. Management Ownership. All Officers and Directors of the Fund as a group own 1.10% of the Fund's outstanding shares.

Item 15.  Investment Advisory and Other Services.

   a. Investment Adviser. The Fund has only one investment adviser: Pearl Management Company (PMC), an Iowa business corporation under the Iowa Business Corporation Act.

       1. PMC has only four shareholders: Capital Formation Council (27%) , Free Enterprise Advocates (23%), Public Interest Committee (23%), and Taxpayer Rights Association (27%). Each of them is an Iowa nonprofit corporation and public interest organization, tax-exempt under IRC Section 501(c)(4). Each of them has been in existence for more than 16 years and has engaged in and supported advocacy on public policy issues. None of them has any for-profit business. None of them has any shareholder or beneficial owner.

Mutual Selection Fund, Inc.   Form N-1A, Amendment No. 4      April 30, 2001

David M. Stanley and Jean Leu Stanley, his wife (Vice-President and Director of
PMC) may be deemed to control PMC because he serves as President and Director, and she serves as Vice-President and Director, of each of these four shareholders of PMC.

       2.  These affiliated persons of the Fund are also affiliated persons of
PMC:

Kevin J. Burns. Vice-President of Investment Management, Chief Investment Officer, Assistant Secretary, and Assistant Treasurer of the Fund and of PMC.

Robert H. Solt. Vice-President, Assistant Secretary, and Assistant Treasurer of the Fund and of PMC.

David M. Stanley. Chairman, President, Chief Executive Officer, Assistant Secretary, and Director of the Fund and of PMC.

Janet R. Van Alsburg. Executive Vice-President, Chief Operating Officer, Chief Financial Officer, Secretary, and Treasurer of the Fund and of PMC.

     3.  Advisory Fee. The Fund pays to the Adviser a monthly fee based on the Fund's net assets at the beginning of the month: 0.0675% (annual rate 0.81%)
                                                     -------              -----
of the Fund's net assets up to and including $30,000,000; 0.06% (annual rate
                                                          -----
0.72%) of that part of the Fund's net assets in excess of $30,000,000 and not
-----
exceeding $100,000,000; and 0.04% (annual rate 0.48%) of that part of the Fund's
                            -----              -----
net assets in excess of $100,000,000.

         i. The total amounts of all advisory fees paid by the Fund for the last three fiscal years (all paid to PMC under the Investment Advisory Agreement) were:

               2000         $448,542
               1999          398,575
               1998          379,769

         ii. No applicable credit reduced the advisory fee for any of these years.

         iii. Expense Limitation: The Fund's total operating expenses in any fiscal year shall not exceed: 0.96% of the Fund's average net assets up to and
                              -----
including $30,000,000; 0.90% of the Fund's average net assets in excess of
                       -----
$30,000,000 and not exceeding $100,000,000; and 0.78% of that part of the Fund's
                                                -----
average net assets in excess of $100,000,000.

   b.  Principal Underwriter: none.

   c. Services Provided by Investment Adviser and Fund Expenses Paid by Third Parties.

Mutual Selection Fund, Inc.   Form N-1A, Amendment No. 4      April 30, 2001

       1. PMC is the Fund's only investment adviser. It performs these services for or on behalf of the Fund: The Adviser regularly furnishes to the Fund all investment supervisory services which the Fund reasonably requires, including, without limitation, investment advisory, statistical, and research services; investment recommendations; and a complete program for management of the Fund's assets. The Adviser assists the Fund in executing orders for the purchase or sale of portfolio securities. The Adviser pays or provides Directors' fees and expenses of all Directors of the Fund who are affiliated persons of the Adviser; all executive salaries and executive expenses of the Fund; and all necessary office space for the Fund. Unless the Fund decides otherwise, the Adviser pays the Fund's operating expenses; the Fund reimburses the Adviser to the extent permitted by the Investment Advisory Agreement.

       2. There is no agreement or arrangement for any person other than the Adviser (PMC) and the Fund to pay fees, expenses, or costs of the Fund.

   d. Service Agreements. There is no management-related service contract as defined in the instructions.

   e. Other Investment Advice. No person (other than a Director, Officer, employee, or investment adviser of the Fund) regularly advises the Fund or the Adviser (PMC) with respect to the Fund's investing in, purchasing, or selling securities or other property, or has the authority to determine what securities or other property should be purchased or sold by the Fund, and receives direct or indirect remuneration.

   f.  Dealer Reallowances: none.

   g.  Rule 12b-1 Plans: none.

   h.  Other Service Providers:

       1. No person (other than the Adviser and Officers of the Fund) provides significant administrative or business affairs management for the Fund.

       2.  The Fund has no transfer agent or dividend-paying agent.

       3. The Fund's custodian is First National Bank of Muscatine, 300 East Second Street, Muscatine IA 52761. The custodian receives, disburses, and accounts for money, and holds and accounts for securities or evidence of ownership of securities, for the Fund. The Fund's auditors and independent public accountants are Deloitte & Touche LLP, 101 West Second Street, Davenport IA 52801-1813. They perform the Fund's annual audit and provide reports and services in accordance with the Investment Company Act.

       4. No affiliated person of the Fund, or affiliated person of the affiliated person, acts as custodian, transfer agent, or dividend-paying agent for the Fund.

Mutual Selection Fund, Inc.   Form N-1A, Amendment No. 4      April 30, 2001

Item 16.  Brokerage Allocation and Other Practices.

   a. Brokerage Transactions. The Fund's investment portfolio consists entirely of mutual fund shares. The Fund's purchases and sales of portfolio securities are made in direct transactions with the issuer (mutual fund). If a portfolio mutual fund requires that transactions in its shares be done through a broker, the broker's compensation is ordinarily paid by that mutual fund and not by the Fund.

   b.  The Fund has paid no brokerage commission to date.

   c. Brokerage Selection. If the Fund is required to select a broker to effect securities transactions for the Fund, the Fund will primarily consider research services that are or may be provided by the broker. These services may relate to mutual funds or to stock market conditions and outlook. The Fund does not expect to pay any brokerage commission. To date the Fund has purchased shares of only one mutual fund through a broker; this was done because that mutual fund required it, and any commission was paid by that mutual fund. If the Fund is ever required to select a broker in a situation that will require the Fund to pay a commission, the Fund will adopt appropriate policies.

   d.  Directed Brokerage: not applicable.  See above.

   e.  Regular Broker-Dealers: none.

Item 17.  Capital Stock and Other Securities.

   a.  Capital Stock.  The Fund has only one class of capital stock.

       1.  Common stock.

       2.  Provisions or characteristics:

           i. Restrictions on the right freely to retain or dispose of the Fund's shares: none.

           ii. Material obligations or potential liabilities associated with owning the Fund's shares (not including investment risks): none.

           iii. Dividend rights: All shares have equal rights to any dividend or distribution paid by the Fund.

           iv. Voting rights. All shares have equal voting rights. There is no cumulative voting right. Any amendment to the Articles of Incorporation, including any modification of the rights of shareholders, requires the affirmative vote of the holders of the lesser of (i) 67 percent of the

Mutual Selection Fund, Inc     Form N-1A, Amendement No. 4    April 30, 2001

shares represented at the meeting and entitled to vote, if the holders of more than 50 percent of the total outstanding shares entitled to vote are represented in person or by proxy, or (ii) a majority of the total outstanding shares entitled to vote.

              v. Liquidation rights. All shares have equal rights in event of liquidation of the Fund.

              vi.   Pre-emptive rights: none.

              vii.  Conversion rights: none.

              viii. Redemption provisions. The Fund has no right to redeem any of its shares. Shareholders' redemption rights are stated in Item 7(c).

              ix.   Sinking fund provisions: none.

              x.    Liability to further calls or to assessment by the Fund:
none.

     b.  Other Securities: none.

Item 18.  Purchase, Redemption, and Pricing of Shares.

     a. Purchase of Shares. The Fund's shares are not offered to the public. Procedures for purchase of shares are stated in Item 7.

     b.  Fund Reorganizations.  Not applicable.

     c. Offering Price. The Fund's shares are not offered to the public. The purchase price for all shares sold by the Fund is net asset value as stated in
Item 7. The Fund's specimen price make-up sheet, which is also the Fund's statement of net assets, as of the end of the Fund's last fiscal year, is included in the Fund's financial statements which are incorporated herein by reference as stated in Item 22.

     d.  Redemption in Kind.  Not applicable.

Item 19.  Taxation of the Fund.

     a. The Fund is qualified as a regulated investment company under Subchapter M of the Internal Revenue Code.

     b.  The Fund has no special or unusual tax aspect.

Item 20. Underwriters. The Fund has no principal underwriter or other underwriter. The Fund has not made any payment to an underwriter or dealer in the Fund's shares.

Mutual Selection Fund, Inc     Form N-1A, Amendement No. 4    April 30, 2001

Item 21.  Calculation of Performance Data.

     a.  Money Market Funds.  Not applicable.

     b. Performance Data. The Fund includes certain performance data (total return) in reports to shareholders.

         1. Average Annual Total Return Quotation. The Fund's average annual compounded rates of total return over these periods ended December 31, 2000, are:

              One year:      1.56%
              Five years:   12.07%
              Ten years:    12.18%

         2. Yield Quotation. Not applicable. The Fund does not advertise, report, or calculate yield based on any 30-day (or one-month) period.

         3. Tax Equivalent Yield Quotation. Not applicable. The Fund does not advertise, report, or calculate any tax equivalent yield. The Fund ordinarily does not have any tax-exempt yield.

         4. Non-Standardized Performance Quotation. Not applicable. The Fund does not advertise, report, or calculate performance using any other historical measure of performance, except that the Fund does refer to risk-adjusted return in reports to shareholders.

The Fund believes two pertinent factors should be considered together in assessing a mutual fund's performance: its total return and its risk. Therefore, the Fund seeks to measure its total return in relation to the risk (volatility) it incurred and to compare this risk-adjusted return with two benchmark mutual fund averages.

"Standard deviation" is the conventional statistical measure used to determine the volatility (variability) -- and therefore the risk -- of a mutual fund or an average. The higher the standard deviation, the greater the volatility risk.

For the year 2000 (ended December 31) annualized standard deviations were:
Mutual Selection Fund 15.87%, All Equity Funds Average (Lipper) 18.30%, and All Long-Term Taxable Funds Average (Lipper) 13.86%.

The "Sharpe ratio" is a conventional measure that combines total return and standard deviation to produce a risk-adjusted performance figure. It is a ratio of reward (excess total return above the 90-day Treasury bill return) to the volatility risk (standard deviation). The higher the number, the better the risk-adjusted return.

Mutual Selection Fund, Inc     Form N-1A, Amendement No. 4    April 30, 2001

The Sharpe ratios for the year 2000 were: Mutual Selection Fund -0.32, All Equity Funds Average -0.62, and All Long-Term Taxable Funds Average -0.61.

Item 22. Financial Statements. The required financial statements and schedules are included in the Fund's annual report to shareholders, dated February 28, 2001, for the period ended December 31, 2000, and are incorporated by reference into this Statement of Additional Information.

Mutual Selection Fund, Inc     Form N-1A, Amendement No. 4    April 30, 2001

                            PART C: OTHER INFORMATION

Item 23. Exhibits. The exhibits listed below are filed as part of this registration statement.

     a.  Articles of Incorporation.   (Attached to Amendment No. 1, April 1998.)

     b.  By-laws.  (Attached to Amendment No. 1, April 1998.)

     c. Instruments Defining Rights of Security Holders. (Attached to Amendment No. 1, April 1998.)

     d.  Investment Advisory Agreement. (Attached to Amendment No. 1, April
         1998.)

     e.  Underwriting Contracts: not applicable, per General Instruction B(2).

     f.  Bonus or Profit Sharing Contracts: none.

     g.  Custodian Agreement.    (Attached to Amendment No. 1, April 1998.)

     h.  Other Material Contracts: none.

     i.  Legal Opinion: not applicable, per General Instruction B(2).

     j.  Other Opinions: not applicable, per General Instruction B(2).

     k. Omitted Financial Statements: not applicable, per General Instruction B(2).

     l.  Initial Capital Agreements: none.

     m.  Rule 12b-1 Plan: none.

     n.  Rule 18f-3 Plan: none.

     p.  Code of Ethics: none.

Item 24. Persons Controlled by or Under Common Control with the Fund. The Fund believes there is no person controlled by or under common control with the Fund. See information in Items 13, 14, and 15.

Item 25. Indemnification. The Fund has no contract providing for insurance or indemnification against liability of any director, officer, or affiliated person incurred in their official capacity. The Fund's By-laws provide for indemnification with stated limitations and restrictions:

Mutual Selection Fund, Inc     Form N-1A, Amendement No. 4    April 30, 2001

Section 7.09. Indemnification. All provisions of this Section are subject to the
-----------------------------
requirements of, and shall be limited and restricted to the extent necessary to comply with, the Investment Company Act. Notwithstanding any other provision of this Section, no indemnification shall be made for any liability (whether or not there is an adjudication of liability) arising by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties within the meaning of the Investment Company Act.

The Corporation may indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he is or was a Director, officer, employee, or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, officer, employee, or agent of another corporation, partnership, joint venture, trust, or enterprise, against expenses (including attorneys' fees), judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with the action, suit, or proceeding, in the manner and to the extent provided in this Section.

         (a) Subject to the first paragraph of this Section, indemnification may be made in the manner and to the extent provided by Iowa law.

         (b) Indemnification may be made if and to the extent that either the Board of Directors or independent legal counsel (in a written opinion) determines that the person to be indemnified acted in good faith and in a manner he believed to be in or not opposed to the best interests of the Corporation and that indemnification should be made and can be made in compliance with the Investment Company Act. The Board of Directors may make this determination (notwithstanding Sections 3.09 and 3.11) by a vote or consent which includes the votes or consents of a majority of a quorum consisting of Directors who are not interested persons of the Corporation within the meaning of the Investment Company Act and were not parties to the action, suit, or proceeding.

         (c) Subject to the first paragraph of this Section, indemnification may be made in accordance with any agreement authorized by the Board of Directors before the commencement of the action, suit, or proceeding.

         (d) Subject to the first paragraph of this Section, any indemnification may be authorized or ratified by the shareholders.

         (e) Subsections (a), (b), (c), and (d) of this Section provide independent and alternative methods of indemnification. Restrictions, prohibitions, and unfavorable presumptions contained in the law governing indemnification referred to in Subsection (a) shall not apply to indemnification under Subsection (b), (c), or (d).

         (f) Expenses incurred in defending any action, suit, or proceeding referred to in this Section may be paid by the Corporation in advance of the final disposition of the action, suit, or

Mutual Selection Fund, Inc     Form N-1A, Amendement No. 4    April 30, 2001

proceeding, upon authorization by any of the methods referred to in this Section and upon receipt of an undertaking by or on behalf of the person to be indemnified to repay such amount unless it is ultimately determined that he is entitled to be indemnified by the Corporation as provided in this Section.

         (g) To the extent that a person referred to in this Section has been successful on the merits or otherwise in defense of any action, suit, or proceeding referred to in this Section or in defense of any claim, issue, or matter therein, he shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by him in connection therewith.

         (h) Any indemnification of a person may be both as to action in his official capacity and as to action in another capacity while holding such official capacity; shall continue as to a person who has ceased to be a Director, officer, employee, or agent; and shall inure to the benefit of the heirs, executors, and administrators of the person.

Item 26. Business and Other Connections of the Investment Adviser. Relevant activities within the last two fiscal years:

Pearl Management Company (PMC), the Fund's investment adviser, engages in these additional activities without compensation: investing for its own account, providing investment advice to nonprofit organizations, and providing speakers and information on various subjects of public interest.

Kevin J. Burns, Robert H. Solt, David M. Stanley, and Janet R. Van Alsburg are Officers (and Mr. Stanley is a Director) of Midwest Management Corporation, a private investment company, serving without compensation; and are Officers or Directors (or both) of various nonprofit organizations, without compensation.

Jean Leu Stanley is an Officer or Director of nonprofit organizations, without compensation.

Item 27. Principal Underwriters. Not applicable. The Fund has no principal underwriter.

Item 28. Location of Accounts and Records. The persons maintaining physical possession of each account, book, or other document required to be maintained by
Section 31(a) and the rules under that section are:

     David M. Stanley, 2610 Park Avenue, PO Box 209, Muscatine IA 52761. Janet R. Van Alsburg, 2610 Park Avenue, PO Box 209, Muscatine IA 52761. Robert H. Solt, 2610 Park Avenue, PO Box 209, Muscatine IA 52761.
     Peggy Cherrier, 2610 Park Park Avenue, PO Box 209, Muscatine IA 52761. Renata LaMar, 2610 Park Avenue, PO Box 209, Muscatine IA 52761.

Mutual Selection Fund, Inc     Form N-1A, Amendement No. 4    April 30, 2001

Item 29. Management Services. Not applicable. There is no management-related service contract not discussed in Part A or B.

Item 30. Undertakings. Not applicable. This is not a registration statement under the Securities Act.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act, the Fund has duly caused this Amendment No. 4 to be signed on its behalf by the undersigned, duly authorized, in the City of Muscatine and State of Iowa on the 30th day of April, 2001.

                                       Mutual Selection Fund, Inc.


                                       By  /s/ David M. Stanley
                                           ---------------------------------
                                           David M. Stanley
                                           President